UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

	Shares	Value
Common Stocks—98.8%
Consumer Discretionary—15.0%
Auto Components—0.6%
Drew Industries, Inc.	109,360	$11,783,540
Distributors—1.6%
Pool Corp.	288,720	30,125,045
Diversified Consumer Services—1.7%
Bright Horizons Family Solutions, Inc.[1]	442,528	30,985,810
Hotels, Restaurants & Leisure—5.8%
Dave & Buster’s Entertainment, Inc.[1]	272,870	15,362,581
Jack in the Box, Inc.	105,470	11,774,671
Papa John’s International, Inc.	329,830	28,226,851
Planet Fitness, Inc., Cl. A	347,890	6,992,589
Red Rock Resorts, Inc., Cl. A	417,510	9,682,057
Texas Roadhouse, Inc., Cl. A	194,430	9,379,303
Vail Resorts, Inc.	162,660	26,238,685
		107,656,737
Household Durables—0.3%
iRobot Corp.[1]	81,110	4,740,879
Multiline Retail—1.3%
Ollie’s Bargain Outlet Holdings, Inc.[1]	847,140	24,101,133
Specialty Retail—3.3%
Burlington Stores, Inc.[1]	397,960	33,727,110
Children’s Place, Inc. (The)	154,040	15,550,338
Five Below, Inc.[1]	310,310	12,399,988
		61,677,436
Textiles, Apparel & Luxury Goods—0.4%
Columbia Sportswear Co.	114,520	6,676,516
Consumer Staples—0.4%
Personal Products—0.4%
elf Beauty, Inc.[1]	265,960	7,696,883
Energy—3.9%
Energy Equipment & Services—2.0%
Forum Energy Technologies, Inc.[1]	407,370	8,962,140

	Shares	Value
Energy Equipment & Services (Continued)
RPC, Inc.	434,960	$8,616,558
US Silica Holdings, Inc.	321,690	18,233,389
		35,812,087
Oil, Gas & Consumable Fuels—1.9%
Callon Petroleum Co.[1]	806,798	12,400,485
Oasis Petroleum, Inc.[1]	321,600	4,869,024
Parsley Energy, Inc., Cl. A1	341,963	12,050,776
Rice Energy, Inc.[1]	272,744	5,823,085
		35,143,370
Financials—9.1%
Capital Markets—2.7%
Evercore Partners, Inc., Cl. A	207,570	14,260,059
Financial Engines, Inc.	250,600	9,209,550
MarketAxess Holdings, Inc.	174,662	25,661,341
		49,130,950
Commercial Banks—5.4%
Pinnacle Financial Partners, Inc.	381,930	26,467,749
Sterling Bancorp	413,360	9,672,624
Texas Capital Bancshares, Inc.[1]	265,610	20,823,824
United Community Banks, Inc.	282,750	8,375,055
Western Alliance Bancorp[1]	725,450	35,336,669
		100,675,921
Consumer Finance—0.5%
SLM Corp.[1]	852,790	9,397,746
Insurance—0.5%
Primerica, Inc.	138,640	9,586,956
Health Care—20.3%
Biotechnology—3.8%
Dyax Corp.[1,2]	214,640	2,146
Five Prime Therapeutics, Inc.[1]	91,930	4,606,612
Kite Pharma, Inc.[1]	132,180	5,926,951
Ligand Pharmaceuticals, Inc.[1]	96,220	9,776,914

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Neurocrine Biosciences, Inc.[1]	228,440	$8,840,628
Repligen Corp.[1]	484,330	14,927,051
Sarepta Therapeutics, Inc.[1]	85,530	2,346,088
TESARO, Inc.[1]	95,900	12,896,632
Ultragenyx Pharmaceutical, Inc.[1]	153,580	10,798,210
		70,121,232
Health Care Equipment & Supplies—10.5%
ABIOMED, Inc.[1]	174,800	19,696,464
Cantel Medical Corp.	366,063	28,827,461
ICU Medical, Inc.[1]	71,180	10,488,373
Inogen, Inc.[1]	175,060	11,758,780
Integra LifeSciences Holdings Corp.[1]	241,290	20,700,269
Masimo Corp.[1]	175,470	11,826,678
NuVasive, Inc.[1]	399,760	26,927,833
Penumbra, Inc.[1]	148,100	9,448,780
West Pharmaceutical Services, Inc.	374,955	31,807,433
Wright Medical Group NV1	433,060	9,951,719
Zeltiq Aesthetics, Inc.[1]	271,880	11,832,218
		193,266,008
Health Care Providers & Services—3.0%
HealthEquity, Inc.[1]	492,250	19,945,970
VCA, Inc.[1]	379,440	26,048,556
WellCare Health Plans, Inc.[1]	74,220	10,174,078
		56,168,604
Health Care Technology—1.8%
Evolent Health, Inc., Cl. A1	557,040	8,244,192
Veeva Systems, Inc., Cl. A1	622,993	25,355,815
		33,600,007
Life Sciences Tools & Services—1.2%
Medpace Holdings, Inc.[1]	226,250	8,160,838
PRA Health Sciences, Inc.[1]	259,820	14,321,278
		22,482,116

	Shares	Value
Industrials—18.9%
Aerospace & Defense—3.2%
BWX Technologies, Inc.	298,540	$11,852,038
Curtiss-Wright Corp.	182,180	17,919,225
HEICO Corp.	229,770	17,726,755
Mercury Systems, Inc.[1]	378,700	11,444,314
		58,942,332
Air Freight & Couriers—1.0%
XPO Logistics, Inc.[1]	430,720	18,589,875
Airlines—0.2%
Hawaiian Holdings, Inc.[1]	79,780	4,547,460
Building Products—1.9%
A.O. Smith Corp.	287,444	13,610,474
Lennox International, Inc.	141,130	21,616,882
		35,227,356
Construction & Engineering—2.7%
Dycom Industries, Inc.[1]	263,330	21,142,766
Granite Construction, Inc.	242,210	13,321,550
MasTec, Inc.[1]	410,710	15,709,657
		50,173,973
Machinery—5.7%
Astec Industries, Inc.	312,180	21,059,663
John Bean Technologies Corp.	336,020	28,880,919
Lincoln Electric Holdings, Inc.	181,120	13,886,470
Middleby Corp. (The)[1]	109,643	14,123,115
Mueller Water Products, Inc., Cl. A	1,472,290	19,596,180
RBC Bearings, Inc.[1]	76,540	7,103,677
		104,650,024
Road & Rail—0.8%
Swift Transportation Co., Cl. A1	572,660	13,949,998
Trading Companies & Distributors—3.4%
Beacon Roofing Supply, Inc.[1]	372,190	17,146,793
H&E Equipment Services, Inc.	513,200	11,931,900
SiteOne Landscape Supply, Inc.[1]	270,443	9,392,486

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	Shares	Value
Trading Companies & Distributors (Continued)
Watsco, Inc.	164,750	$24,402,770
		62,873,949
Information Technology—26.4%
Communications Equipment—1.2%
Oclaro, Inc.[1]	2,488,179	22,269,202
Electronic Equipment, Instruments, & Components—2.0%
Cognex Corp.	159,550	10,150,571
Coherent, Inc.[1]	119,050	16,355,684
Littelfuse, Inc.	65,090	9,878,710
		36,384,965
Internet Software & Services—5.2%
Alarm.com Holdings, Inc.[1]	387,690	10,789,413
CoStar Group, Inc.[1]	24,890	4,691,516
GrubHub, Inc.[1]	500,620	18,833,324
LogMeIn, Inc.	219,280	21,171,484
Nutanix, Inc., Cl. A1	158,230	4,202,589
Shopify, Inc., Cl. A1	552,570	23,688,676
Wix.com Ltd.[1]	266,590	11,876,584
		95,253,586
IT Services—0.5%
WEX, Inc.[1]	91,430	10,203,588
Semiconductors & Semiconductor Equipment—9.2%
Entegris, Inc.[1]	812,720	14,547,688
Inphi Corp.[1]	453,710	20,244,540
Microsemi Corp.[1]	575,130	31,039,766
MKS Instruments, Inc.	339,910	20,190,654
Monolithic Power Systems, Inc.	413,193	33,852,902
Power Integrations, Inc.	205,170	13,920,785
Semtech Corp.[1]	698,280	22,030,734
Silicon Laboratories, Inc.[1]	210,010	13,650,650
		169,477,719
Software—8.3%
Globant SA1	287,531	9,589,159
Guidewire Software, Inc.[1]	181,333	8,945,157
HubSpot, Inc.[1]	414,063	19,460,961
Proofpoint, Inc.[1]	319,951	22,604,538
PTC, Inc.[1]	524,090	24,249,644
Take-Two Interactive Software, Inc.[1]	423,150	20,857,064

	Shares	Value
Software (Continued)
Tyler Technologies, Inc.[1]	175,570	$25,066,129
Ultimate Software Group, Inc. (The)[1]	123,932	22,599,000
		153,371,652
Materials—4.5%
Chemicals—1.9%
Ingevity Corp.[1]	176,060	9,658,652
Methanex Corp.	260,413	11,406,089
Trinseo SA	244,930	14,524,349
		35,589,090
Construction Materials—0.7%
Summit Materials, Inc., Cl. A1	490,738	11,674,657
Containers & Packaging—1.2%
Berry Plastics Group, Inc.[1]	464,600	22,639,958
Metals & Mining—0.7%
AK Steel Holding Corp.[1]	1,195,480	12,205,851
Utilities—0.3%
Water Utilities—0.3%
AquaVenture Holdings Ltd.[1]	180,060	4,416,872
Total Common Stocks (Cost $1,444,101,464)		1,823,271,083
Investment Company—1.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.43%[3,4] (Cost $28,286,455)	28,286,455	28,286,455

Total Investments, at Value (Cost $1,472,387,919)	100.3%	1,851,557,538
Net Other Assets (Liabilities)	(0.3)	(4,650,496)
Net Assets	100.0%	$1,846,907,042

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STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security received as the result of issuer reorganization.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2016	Gross Additions	Gross Reductions	Shares December 31, 2016
Oppenheimer Institutional Government Money Market Fund, Cl. E	38,733,024	206,933,354	217,379,923	28,286,455

			Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. E			$28,286,455	$30,823

4        OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

1. Organization

Oppenheimer Discovery Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or

5        OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair

6        OPPENHEIMER DISCOVERY FUND

2. Securities Valuation (Continued)

valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$277,747,096	$—	$—	$277,747,096
Consumer Staples	7,696,883	—	—	7,696,883
Energy	70,955,457	—	—	70,955,457
Financials	168,791,573	—	—	168,791,573
Health Care	375,635,821	—	2,146	375,637,967
Industrials	348,954,967	—	—	348,954,967
Information Technology	486,960,712	—	—	486,960,712
Materials	82,109,556	—	—	82,109,556
Utilities	4,416,872	—	—	4,416,872
Investment Company	28,286,455	—	—	28,286,455

Total Assets	$1,851,555,392	$—	$2,146	$1,851,557,538

Forward currency exchange contracts and futures contracts, if any, are reported at their

7        OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

8        OPPENHEIMER DISCOVERY FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,479,237,052

Gross unrealized appreciation	$397,702,838
Gross unrealized depreciation	(25,382,352)

Net unrealized appreciation	$372,320,486

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/17/2017